INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Incomes Taxes [Abstract]
Summary of Deferred Tax Assets
Our net deferred tax assets at December 31, 2017 and December 31, 2016 include the following components:

	As of	As of
	December 31,	December 31,
	2017	2016
Deferred tax assets
Tax losses carried forward	$17,773	$9,349
Deductible temporary differences relating to provisions	4,821	—
Deferred tax liabilities
Mine property costs	9,650	9,349
Net deferred tax assets	$12,944	$—
The composition of our unrecognized deferred tax assets by tax jurisdiction is summarized as follows:

	As of	As of
	December 31,	December 31,
	2017	2016
Deductible temporary differences
Canada	$12,755	$12,421
U.S.	—	—
Ghana	44,232	49,777
	$56,987	$62,198

Tax losses
Canada	$48,411	$41,731
U.S.	311	309
Ghana	257,771	262,719
	$306,493	$304,759

Total unrecognized deferred tax assets
Canada	$61,166	$54,152
U.S.	311	309
Ghana	302,003	312,496
	$363,480	$366,957

Income Tax Recovery
The income tax recovery includes the following components:

	For the years ended December 31,
	2017	2016
Current tax recovery
Current tax on net earnings	$—	$—
Deferred tax recovery
Recovery of previously unrecognized deferred tax assets	(12,944)	—
Income tax recovery	$(12,944)	$—

Schedule of Expected Income Tax on Net Loss
A reconciliation of expected income tax on net loss before minority interest at statutory rates with the actual income tax recovery is as follows:

	For the years ended December 31,
	2017	2016
Net income/(loss) before tax	$28,015	$(41,763)
Statutory tax rate	26.5%	26.5%
Tax benefit at statutory rate	$7,424	$(11,067)

Foreign tax rates	(10,629)	(12,555)
Expired loss carryovers	—	3,052
Other	74	(30)
Non taxable/deductible items	(20)	641
Change in unrecognized deferred tax assets due to exchange rates	(1,180)	(894)
Change in unrecognized deferred tax assets	(8,613)	20,853
Deferred income tax recovery	$(12,944)	$—

Schedule Of Tax Pool And Loss Carryover Expiration
 At December 31, 2017, the Company had a tax pool and loss carryovers expiring as follows:

	Canada	Ghana	Other
2018	$—	$46,540	$—
2019	—	33,488	—
2020	—	109,841	—
2021	—	12,822	—
2026	9,563	—	—
2027	13,339	—	—
2028	12,039	—	—
2029	18,255	—	2
2030	16,317	—	—
2031	30,612	—	—
2032	14,818	—	—
2033	6,378	—	402
2034	—	—	364
2035	8,725	—	1
2036	14,225	—	120
2037	17,777	—	—
Indefinite	37,510	584,577	—
Total	$199,558	$787,268	$889